Exploration Expenditures - Summary of Company's Exploration Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	$ 4,339	$ 3,448
Drilling
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	1,195
Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	14	251
Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	279	83
Geological and Consulting
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	1,871	2,254
Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	868	720
Lithium Demo Plant Equipment Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	112	140
Lithium Nevada
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	3,868	2,472
Lithium Nevada | Drilling
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	1,195
Lithium Nevada | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	14	169
Lithium Nevada | Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	279	83
Lithium Nevada | Geological and Consulting
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	1,871	1,800
Lithium Nevada | Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	397	280
Lithium Nevada | Lithium Demo Plant Equipment Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	112	140
Cauchari Olaroz
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	471	976
Cauchari Olaroz | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		82
Cauchari Olaroz | Geological and Consulting
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		454
Cauchari Olaroz | Field Supplies, Other Services, and Taxes
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	$ 471	$ 440